Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 84.1%
Advertising - 0.1%
Omnicom Group, Inc.	171	$12,887
The Interpublic Group of Cos., Inc.	315	11,195
		24,082
Aerospace/Defense - 1.2%
General Dynamics Corp.	190	40,299
Howmet Aerospace, Inc.	309	9,607
L3Harris Technologies, Inc.	160	33,486
Lockheed Martin Corp.	199	77,437
Northrop Grumman Corp.	123	45,498
Raytheon Technologies Corp.	1,202	108,408
Teledyne Technologies, Inc. (a)	37	15,593
The Boeing Co. (a)	444	88,906
TransDigm Group, Inc. (a)	41	25,264
		444,498
Agriculture - 0.7%
Altria Group, Inc.	1,475	75,048
Archer-Daniels-Midland Co.	449	33,675
Philip Morris International, Inc.	1,254	128,974
		237,697
Airlines - 0.2%
Alaska Air Group, Inc. (a)	101	5,529
American Airlines Group, Inc. (a)	519	8,548
Delta Air Lines, Inc. (a)	514	20,401
Southwest Airlines Co. (a)	476	21,306
United Airlines Holdings, Inc. (a)	263	11,277
		67,061
Apparel - 0.5%
NIKE, Inc. - Class B	1,027	152,068
PVH Corp.	59	5,606
Ralph Lauren Corp. - Class A	38	4,212
Tapestry, Inc.	218	8,273
Under Armour, Inc. - Class A (a)	149	2,806
Under Armour, Inc. - Class C (a)	173	2,766
VF Corp.	264	17,215
		192,946
Auto Manufacturers - 2.2%
Cummins, Inc.	113	24,960
Ford Motor Co.	3,159	64,128
General Motors Co. (a)	1,166	61,483
PACCAR, Inc.	278	25,851
Tesla Motors, Inc. (a)	653	611,678
		788,100
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	215	29,364
BorgWarner, Inc.	195	8,551
		37,915
Banks - 4.5%
Bank of America Corp.	5,793	267,289
Citigroup, Inc.	1,597	103,997
Citizens Financial Group, Inc.	342	17,603
Comerica, Inc.	105	9,742
Fifth Third Bancorp	549	24,502
First Republic Bank	143	24,823
Huntington Bancshares, Inc.	1,163	17,515
JPMorgan Chase & Co.	2,378	353,371
KeyCorp.	749	18,770
M&T Bank Corp.	103	17,446
Morgan Stanley	1,155	118,434
Northern Trust Corp.	168	19,595
Regions Financial Corp.	770	17,664
Signature Bank	46	14,013
State Street Corp.	296	27,972
SVB Financial Group (a)	45	26,275
The Bank of New York Mellon Corp.	611	36,208
The Goldman Sachs Group, Inc.	273	96,828
The PNC Financial Services Group, Inc.	340	70,036
Truist Financial Corp.	1,077	67,657
US Bancorp	1,086	63,194
Wells Fargo & Co.	3,206	172,483
Zions Bancorp	128	8,681
		1,594,098
Beverages - 1.3%
Brown-Forman Corp. - Class B	145	9,778
Constellation Brands, Inc. - Class A	133	31,621
Molson Coors Brewing Co. - Class B	149	7,101
Monster Beverage Corp. (a)	303	26,276
PepsiCo, Inc.	1,114	193,301
The Coca-Cola Co.	3,128	190,839
		458,916
Biotechnology - 1.2%
Amgen, Inc.	451	102,440
Biogen, Inc. (a)	115	25,990
Bio-Rad Laboratories, Inc. - Class A (a)	14	8,396
Corteva, Inc.	585	28,127
Gilead Sciences, Inc.	1,011	69,436
Illumina, Inc. (a)	128	44,649
Incyte Corp. (a)	148	11,001
Moderna, Inc. (a)	282	47,751
Regeneron Pharmaceuticals, Inc. (a)	82	49,904
Vertex Pharmaceuticals, Inc. (a)	204	49,582
		437,276
Building Materials - 0.4%
Carrier Global Corp.	694	33,090
Fortune Brands Home & Security, Inc.	108	10,170
Johnson Controls International PLC	572	41,567
Martin Marietta Materials, Inc.	47	18,289
Masco Corp.	198	12,539
Vulcan Materials Co.	106	20,173
		135,828
Chemicals - 1.4%
Air Products & Chemicals, Inc.	177	49,935
Albemarle Corp.	96	21,191
Celanese Corp. - Class A	90	14,014
CF Industries Holdings, Inc.	172	11,846
Dow, Inc.	598	35,719
DuPont de Nemours, Inc.	415	31,789
Eastman Chemical Co.	107	12,725
Ecolab, Inc.	201	38,079
FMC Corp.	102	11,258
International Flavors & Fragrances, Inc.	205	27,044
Linde PLC	412	131,296
LyondellBasell Industries NV - Class A	210	20,313
Mosaic Co.	299	11,945
PPG Industries, Inc.	193	30,147
The Sherwin-Williams Co.	196	56,156
		503,457
Commercial Services - 1.7%
Automatic Data Processing, Inc.	339	69,892
Cintas Corp.	70	27,407
Equifax, Inc.	99	23,736
FleetCor Technologies, Inc. (a)	66	15,725
Gartner, Inc. (a)	66	19,397
Global Payments, Inc.	234	35,072
IHS Markit Ltd.	318	37,139
MarketAxess Holdings, Inc.	25	8,612
Moody's Corp.	131	44,933
Nielsen Holdings PLC	286	5,394
PayPal Holdings, Inc. (a)	947	162,827
Quanta Services, Inc.	112	11,505
Robert Half International, Inc.	92	10,420
Rollins, Inc.	180	5,553
S&P Global, Inc.	196	81,383
United Rentals, Inc. (a)	60	19,207
Verisk Analytics, Inc.	131	25,693
		603,895
Computers - 7.5%
Accenture PLC - Class A	509	179,972
Apple, Inc.	12,542	2,192,091
Cognizant Technology Solutions Corp. - Class A	420	35,877
DXC Technology Co. (a)	203	6,106
EPAM Systems, Inc. (a)	44	20,950
Fortinet, Inc. (a)	108	32,102
Hewlett Packard Enterprise Co.	1,053	17,196
HP, Inc.	926	34,012
International Business Machines Corp.	720	96,170
Leidos Holdings, Inc.	111	9,929
NetApp, Inc.	178	15,399
Seagate Technology Holdings Plc	166	17,787
Western Digital Corp. (a)	249	12,883
		2,670,474
Cosmetics/Personal Care - 1.2%
Colgate-Palmolive Co.	679	55,983
The Estee Lauder Cos., Inc.	190	59,240
The Procter & Gamble Co.	1,946	312,236
		427,459
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	171	22,102
Fastenal Co.	465	26,356
LKQ Corp.	214	11,746
Pool Corp.	27	12,859
W.W. Grainger, Inc.	35	17,329
		90,392
Diversified Financial Services - 3.4%
American Express Co.	506	90,989
Ameriprise Financial, Inc.	92	27,997
BlackRock, Inc.	113	92,992
Capital One Financial Corp.	342	50,182
Cboe Global Markets, Inc.	89	10,549
CME Group, Inc.	286	65,637
Discover Financial Services	236	27,317
Franklin Resources, Inc.	228	7,289
Intercontinental Exchange, Inc.	451	57,124
Invesco Ltd.	274	6,209
MasterCard, Inc. - Class A	701	270,852
Nasdaq, Inc.	96	17,204
Raymond James Financial, Inc.	147	15,563
Synchrony Financial	441	18,782
T Rowe Price Group, Inc.	179	27,643
The Charles Schwab Corp.	1,212	106,292
Visa, Inc. - Class A	1,351	305,556
		1,198,177
Electric - 2.1%
Alliant Energy Corp.	202	12,092
Ameren Corp.	207	18,369
American Electric Power Co., Inc.	406	36,702
CenterPoint Energy, Inc.	507	14,379
CMS Energy Corp.	234	15,065
Consolidated Edison, Inc.	282	24,379
Dominion Energy, Inc.	651	52,510
DTE Energy Co.	158	19,028
Duke Energy Corp.	618	64,927
Edison International	306	19,214
Entergy Corp.	163	18,218
Evergy, Inc.	182	11,823
Eversource Energy	276	24,699
Exelon Corp.	786	45,549
FirstEnergy Corp.	439	18,420
NextEra Energy, Inc.	1,576	123,117
NRG Energy, Inc.	198	7,906
Pinnacle West Capital Corp.	93	6,474
PPL Corp.	605	17,956
Public Service Enterprise Group, Inc.	407	27,078
Sempra Energy	260	35,922
Southern Co.	852	59,205
The AES Corp.	538	11,933
WEC Energy Group, Inc.	251	24,357
Xcel Energy, Inc.	435	30,302
		739,624
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	183	25,029
Emerson Electric Co.	480	44,136
Generac Holdings, Inc. (a)	54	15,248
		84,413
Electronics - 0.9%
Agilent Technologies, Inc.	243	33,855
Allegion PLC	71	8,714
Amphenol Corp. - Class A	480	38,203
Fortive Corp.	286	20,174
Garmin Ltd.	125	15,553
Honeywell International, Inc.	552	112,873
Keysight Technologies, Inc. (a)	146	24,648
Mettler-Toledo International, Inc. (a)	15	22,090
TE Connectivity Ltd.	264	37,755
Trimble, Inc. (a)	202	14,576
		328,441
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	107	15,030
SolarEdge Technologies, Inc. (a)	41	9,767
		24,797
Engineering & Construction - 0.0% (b)
Jacobs Engineering Group, Inc.	104	13,539

Entertainment - 0.1%
Caesars Entertainment, Inc. (a)	172	13,096
Live Nation Entertainment, Inc. (a)	108	11,827
Penn National Gaming, Inc. (a)	134	6,112
		31,035
Environmental Control - 0.2%
Pentair PLC	134	8,536
Republic Services, Inc.	169	21,574
Waste Management, Inc.	309	46,486
		76,596
Food - 0.9%
Campbell Soup Co.	164	7,236
Conagra Brands, Inc.	384	13,348
General Mills, Inc.	485	33,310
Hormel Foods Corp.	229	10,871
Kellogg Co.	206	12,978
Lamb Weston Holdings, Inc.	115	7,384
McCormick & Co., Inc.	201	20,162
Mondelez International, Inc. - Class A	1,122	75,208
Sysco Corp.	412	32,198
The Hershey Co.	114	22,466
The JM Smucker Co.	90	12,652
The Kraft Heinz Co.	572	20,477
The Kroger Co.	544	23,713
Tyson Foods, Inc. - Class A	237	21,541
		313,544
Forest Products & Paper - 0.0% (b)
International Paper Co.	311	15,006

Gas - 0.1%
Atmos Energy Corp.	106	11,365
NiSource, Inc.	314	9,163
		20,528
Hand/Machine Tools - 0.1%
Snap-On, Inc.	42	8,746
Stanley Black & Decker, Inc.	132	23,054
		31,800
Healthcare-Products - 3.3%
Abbott Laboratories	1,424	181,503
ABIOMED, Inc. (a)	36	10,651
Align Technology, Inc. (a)	61	30,193
Baxter International, Inc.	404	34,518
Bio-Techne Corp.	26	9,787
Boston Scientific Corp. (a)	1,148	49,249
Danaher Corp.	511	146,039
DENTSPLY SIRONA, Inc.	175	9,348
Edwards Lifesciences Corp. (a)	504	55,037
Henry Schein, Inc. (a)	110	8,283
Hologic, Inc. (a)	204	14,329
IDEXX Laboratories, Inc. (a)	68	34,496
Intuitive Surgical, Inc. (a)	285	80,991
Medtronic PLC	1,084	112,183
PerkinElmer, Inc.	102	17,561
ResMed, Inc.	115	26,289
STERIS PLC	78	17,503
Stryker Corp.	270	66,974
Teleflex, Inc.	37	11,477
The Cooper Cos., Inc.	39	15,534
Thermo Fisher Scientific, Inc.	315	183,110
Waters Corp. (a)	46	14,726
West Pharmaceutical Services, Inc.	61	23,986
Zimmer Biomet Holdings, Inc.	168	20,667
		1,174,434
Healthcare-Services - 1.9%
Anthem, Inc.	197	86,875
Catalent, Inc. (a)	137	14,238
Centene Corp. (a)	471	36,625
Charles River Laboratories International, Inc. (a)	39	12,861
DaVita, Inc. (a)	55	5,960
HCA Healthcare, Inc.	195	46,810
Humana, Inc.	103	40,427
IQVIA Holdings, Inc. (a)	157	38,449
Laboratory Corp. of American Holdings (a)	75	20,352
Quest Diagnostics, Inc.	99	13,367
UnitedHealth Group, Inc.	756	357,263
Universal Health Services, Inc. - Class B	60	7,804
		681,031
Home Builders - 0.2%
DR Horton, Inc.	264	23,554
Lennar Corp. - Class A	216	20,760
NVR, Inc. (a)	2	10,654
PulteGroup, Inc.	204	10,749
		65,717
Home Furnishings - 0.0%
Whirlpool Corp.	46	9,669

Household Products/Wares - 0.2%
Avery Dennison Corp.	67	13,763
Church & Dwight Co., Inc.	198	20,325
Kimberly-Clark Corp.	271	37,303
The Clorox Co.	99	16,618
		88,009
Housewares - 0.0%
Newell Brands, Inc.	305	7,079

Insurance - 3.0%
Aflac, Inc.	487	30,593
American International Group, Inc.	670	38,693
Aon PLC	176	48,653
Arthur J Gallagher & Co.	167	26,376
Assurant, Inc.	44	6,710
Berkshire Hathaway, Inc. - Class B (a)	1,472	460,765
Brown & Brown, Inc.	191	12,660
Chubb Ltd.	345	68,062
Cincinnati Financial Corp.	123	14,493
Everest Re Group Ltd.	26	7,368
Globe Life, Inc.	74	7,570
Lincoln National Corp.	137	9,587
Loews Corp.	163	9,725
Marsh & McLennan Cos., Inc.	407	62,532
MetLife, Inc.	576	38,627
Principal Financial Group, Inc.	199	14,539
Prudential Financial, Inc.	304	33,917
The Allstate Corp.	232	27,995
The Hartford Financial Services Group, Inc.	274	19,692
The Progressive Corp.	472	51,288
The Travelers Cos., Inc.	199	33,070
W R Berkley Corp.	110	9,295
Willis Towers Watson PLC	101	23,630
		1,055,840
Internet - 9.3%
Alphabet, Inc. - Class A (a)	241	652,163
Alphabet, Inc. - Class C (a)	227	616,071
Amazon.com, Inc. (a)	349	1,044,023
Booking Holdings, Inc. (a)	27	66,316
CDW Corp.	108	20,417
eBay, Inc.	505	30,335
Etsy, Inc. (a)	102	16,022
Expedia Group, Inc. (a)	115	21,078
F5, Inc. (a)	46	9,551
Match Group, Inc. (a)	230	25,921
Meta Platforms, Inc. (a)	1,904	596,447
Netflix, Inc. (a)	354	151,208
NortonLifeLock, Inc.	470	12,225
Twitter, Inc. (a)	644	24,156
VeriSign, Inc. (a)	76	16,506
		3,302,439
Iron/Steel - 0.1%
Nucor Corp.	231	23,423

Leisure Time - 0.1%
Carnival Corp. (a)	647	12,817
Norwegian Cruise Line Holdings Ltd. (a)	299	6,228
Royal Caribbean Cruises Ltd. (a)	179	13,928
		32,973
Lodging - 0.3%
Hilton Worldwide Holdings, Inc. (a)	227	32,940
Las Vegas Sands Corp. (a)	276	12,089
Marriott International, Inc. - Class A (a)	217	34,963
MGM Resorts International	312	13,328
Wynn Resorts Ltd. (a)	82	7,007
		100,327
Machinery-Construction & Mining - 0.2%
Caterpillar, Inc.	436	87,880

Machinery-Diversified - 0.6%
Deere & Co.	229	86,196
Dover Corp.	113	19,200
IDEX Corp.	62	13,357
Ingersoll Rand, Inc.	330	18,549
Otis Worldwide Corp.	341	29,132
Rockwell Automation, Inc.	95	27,476
Westinghouse Air Brake Technologies Corp.	148	13,157
Xylem, Inc.	143	15,018
		222,085
Media - 1.5%
Charter Communications, Inc. - Class A (a)	100	59,334
Comcast Corp. - Class A	3,669	183,413
Discovery, Inc. - Class A (a)	136	3,796
Discovery, Inc. - Class C (a)	243	6,646
DISH Network Corp. - Class A (a)	201	6,311
FactSet Research Systems, Inc.	25	10,547
Fox Corp. - Class A	260	10,559
Fox Corp. - Class B	115	4,276
News Corp. - Class A	314	6,983
News Corp. - Class B	99	2,202
ViacomCBS, Inc.	486	16,257
Walt Disney Co. (a)	1,462	209,022
		519,346
Mining - 0.2%
Freeport-McMoRan, Inc.	1,183	44,031
Newmont Goldcorp Corp.	642	39,271
		83,302
Miscellaneous Manufacturing - 1.0%
3M Co.	466	77,365
A O Smith Corp.	106	8,101
Eaton Corp. PLC	318	50,381
General Electric Co.	884	83,520
Illinois Tool Works, Inc.	231	54,035
Parker-Hannifin Corp.	104	32,241
Textron, Inc.	176	11,979
Trane Technologies PLC	193	33,408
		351,030
Office/Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (a)	41	20,874

Oil & Gas - 1.7%
APA Corp.	295	9,797
Chevron Corp.	1,553	203,955
ConocoPhillips	1,060	93,937
Coterra Energy, Inc.	653	14,301
Devon Energy Corp.	507	25,639
Diamondback Energy, Inc.	137	17,284
EOG Resources, Inc.	472	52,619
Hess Corp.	225	20,765
Marathon Oil Corp.	624	12,149
Marathon Petroleum Corp.	498	35,732
Occidental Petroleum Corp.	714	26,896
Phillips 66	350	29,677
Pioneer Natural Resources Co.	180	39,400
Valero Energy Corp.	331	27,463
		609,614
Oil & Gas Services - 1.0%
Baker Hughes Co.	705	19,345
Exxon Mobil Corp.	3,405	258,644
Halliburton Co.	719	22,102
Schlumberger Ltd.	1,127	44,032
		344,123
Packaging & Containers - 0.2%
Amcor PLC	1,232	14,797
Ball Corp.	263	25,537
Packaging Corp. of America	75	11,297
Sealed Air Corp.	122	8,286
Westrock Co.	213	9,832
		69,749
Pharmaceuticals - 4.7%
AbbVie, Inc.	1,424	194,931
AmerisourceBergen Corp.	123	16,753
Becton Dickinson and Co.	232	58,960
Bristol-Myers Squibb Co.	1,789	116,088
Cardinal Health, Inc.	229	11,810
Cigna Corp.	268	61,763
CVS Health Corp.	1,061	113,007
DexCom, Inc. (a)	76	32,716
Eli Lilly & Co.	640	157,050
Johnson & Johnson	2,117	364,738
McKesson Corp.	125	32,090
Merck & Co., Inc.	2,034	165,730
Organon & Co.	204	6,510
Pfizer, Inc.	4,517	238,001
Viatris, Inc.	975	14,596
Zoetis, Inc.	380	75,920
		1,660,663
Pipelines - 0.2%
Kinder Morgan, Inc.	1,568	27,221
ONEOK, Inc.	362	21,966
Williams Cos., Inc.	979	29,311
		78,498
Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	270	27,362

Retail - 4.4%
Advance Auto Parts, Inc.	54	12,502
AutoZone, Inc. (a)	14	27,809
Bath & Body Works, Inc. (a)	211	11,831
Best Buy Co., Inc.	177	17,573
CarMax, Inc. (a)	131	14,563
Chipotle Mexican Grill, Inc. (a)	19	28,226
Costco Wholesale Corp.	353	178,311
Darden Restaurants, Inc.	104	14,546
Dollar General Corp.	191	39,820
Dollar Tree, Inc. (a)	179	23,488
Domino's Pizza, Inc.	24	10,912
Genuine Parts Co.	112	14,922
Lowe's Cos., Inc.	555	131,729
McDonald's Corp.	603	156,448
O'Reilly Automotive, Inc. (a)	57	37,150
Ross Stores, Inc.	283	27,663
Starbucks Corp.	950	93,404
Target Corp.	395	87,070
The Gap, Inc.	172	3,108
The Home Depot, Inc.	849	311,566
The TJX Cos., Inc.	965	69,451
Tractor Supply Co.	93	20,303
Ulta Beauty, Inc. (a)	42	15,277
Walgreens Boots Alliance, Inc.	578	28,761
Walmart, Inc.	1,146	160,222
Yum! Brands, Inc.	236	29,540
		1,566,195
Savings & Loans - 0.0% (b)
People's United Financial, Inc.	344	6,667

Semiconductors - 5.0%
Advanced Micro Devices, Inc. (a)	974	111,280
Analog Devices, Inc.	434	71,163
Applied Materials, Inc.	724	100,042
Broadcom, Inc.	333	195,098
Intel Corp.	3,271	159,690
IPG Photonics Corp. (a)	24	3,707
KLA Corp.	124	48,270
Lam Research Corp.	111	65,481
Microchip Technology, Inc.	446	34,556
Micron Technology, Inc.	897	73,796
Monolithic Power Systems, Inc.	35	14,103
NVIDIA Corp.	2,011	492,413
NXP Semiconductors NV	212	43,553
Qorvo, Inc. (a)	91	12,493
QUALCOMM, Inc.	898	157,832
Skyworks Solutions, Inc.	133	19,487
Teradyne, Inc.	132	15,501
Texas Instruments, Inc.	744	133,541
Xilinx, Inc.	200	38,710
		1,790,716
Shipbuilding - 0.0% (b)
Huntington Ingalls Industries, Inc.	27	5,054

Software - 8.9%
Activision Blizzard, Inc.	624	49,302
Adobe, Inc. (a)	381	203,568
Akamai Technologies, Inc. (a)	132	15,121
ANSYS, Inc. (a)	70	23,801
Autodesk, Inc. (a)	176	43,963
Broadridge Financial Solutions, Inc.	95	15,126
Cadence Design System, Inc. (a)	226	34,384
Ceridian HCM Holding, Inc. (a)	108	8,189
Cerner Corp.	237	21,614
Citrix Systems, Inc.	101	10,296
Electronic Arts, Inc.	229	30,379
Fidelity National Information Services, Inc.	488	58,521
Fiserv, Inc. (a)	478	50,525
Intuit, Inc.	230	127,703
Jack Henry & Associates, Inc.	61	10,236
Microsoft Corp.	6,043	1,879,252
MSCI, Inc.	67	35,920
Oracle Corp.	1,297	105,265
Paychex, Inc.	261	30,735
Paycom Software, Inc. (a)	38	12,741
PTC, Inc. (a)	82	9,533
Roper Technologies, Inc.	82	35,847
salesforce.com, Inc. (a)	787	183,080
ServiceNow, Inc. (a)	162	94,896
Synopsys, Inc. (a)	125	38,813
Take-Two Interactive Software, Inc. (a)	94	15,354
Tyler Technologies, Inc. (a)	27	12,793
		3,156,957
Telecommunications - 1.9%
Arista Networks, Inc. (a)	179	22,252
AT&T, Inc.	5,746	146,523
Cisco Systems, Inc.	3,395	189,000
Corning, Inc.	617	25,939
Juniper Networks, Inc.	263	9,158
Lumen Technologies, Inc.	743	9,183
Motorola Solutions, Inc.	136	31,544
T-Mobile US, Inc. (a)	473	51,164
Verizon Communications, Inc.	3,332	177,362
		662,125
Textiles - 0.0% (b)
Mohawk Industries, Inc. (a)	42	6,631

Toys/Games/Hobbies - 0.0% (b)
Hasbro, Inc.	104	9,618

Transportation - 1.3%
CH Robinson Worldwide, Inc.	104	10,883
CSX Corp.	1,782	60,980
Expeditors International of Washington, Inc.	136	15,569
FedEx Corp.	198	48,680
JB Hunt Trasport Services, Inc.	68	13,093
Norfolk Southern Corp.	197	53,582
Old Dominion Freight Line, Inc.	74	22,343
Union Pacific Corp.	516	126,188
United Parcel Service, Inc. - Class B	585	118,293
		469,611
Water - 0.1%
American Water Works Co., Inc.	144	23,155
TOTAL COMMON STOCKS (Cost $29,596,075)		29,903,790

REAL ESTATE INVESTMENT TRUSTS - 2.3%
Alexandria Real Estate Equities, Inc.	111	21,627
American Tower Corp.	368	92,552
AvalonBay Communities, Inc.	111	27,110
Boston Properties, Inc.	112	12,553
Crown Castle International Corp.	346	63,148
Digital Realty Trust, Inc.	230	34,323
Duke Realty Corp.	306	17,681
Equinix, Inc.	72	52,193
Equity Residential	274	24,312
Essex Property Trust, Inc.	55	18,288
Extra Space Storage, Inc.	107	21,206
Federal Realty Investment Trust	58	7,394
Healthpeak Properties, Inc.	435	15,386
Host Hotels & Resorts, Inc. (a)	575	9,971
Iron Mountain, Inc.	234	10,745
Kimco Realty Corp.	498	12,081
Mid-America Apartment Communities, Inc.	94	19,428
Prologis, Inc.	598	93,778
Public Storage	125	44,816
Realty Income Corp.	453	31,443
Regency Centers Corp.	126	9,041
SBA Communications Corp.	90	29,290
Simon Property Group, Inc.	266	39,155
UDR, Inc.	235	13,357
Ventas, Inc.	319	16,913
Vornado Realty Trust	129	5,290
Welltower, Inc.	348	30,147
Weyerhaeuser Co.	604	24,420
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $786,497)		797,648

SHORT-TERM INVESTMENTS - 11.2%	Principal Amount
Money Market Deposit Accounts - 11.2%
U.S. Bank Money Market Deposit Account 0.003% (a) (c)	$3,991,666	3,991,666
TOTAL SHORT-TERM INVESTMENTS (Cost $3,991,666)		3,991,666

Total Investments (Cost $34,374,238) - 97.6%		34,693,104
Other Assets in Excess of Liabilities - 2.4%		858,309
TOTAL NET ASSETS - 100.0%		$35,551,413

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Schedule of Open Futures Contracts January 31, 2022 (Unaudited)
Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
99	Long	S&P 500 Annual Dividend Futures Index (a)	12/16/2022	$1,566,675	$3,229
99	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	1,613,700	(3,809)
99	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	1,655,775	854
					$274

(a) Exchange traded.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 29,903,790	$ -	$ -	$ -	$29,903,790
Real Estate Investment Trusts	797,648	-	-	-	797,648
Short-Term Investments	3,991,666	-	-	-	3,991,666
Total Investments in Securities	$ 34,693,104	$ -	$ -	$ -	$34,693,104

Other Financial Instruments (a)
Futures Contracts	$ 274	$ -	$ -	$ -	$ 274
^ See Schedule of Investments for industry breakouts.
(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.